Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of Other Operating Expenses	The following items are included within other operating expenses:

	Notes	2025 £m	2024 £m	2023 £m
Other operating expenses		5,895	13,093	7,538
The following items are included within other operating expenses:
Master Settlement Agreement and State Settlement Agreements	6(b),(d)	1,543	1,689	2,023
The Approved Plans in Canada*	6(c)	(708)	6,203	—
Charges in respect of compliance with the Approved Plans in Canada*	6(c)	3	—	—
Inventory write-offs	20	217	134	250
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	133	174	181
Loss on disposal of businesses*	6(f)	—	—	546
Partial disposal of shares in ITC*	6(g)	3	6	—
Charges in respect of DOJ and OFAC investigation*	6(h)	—	4	75
Losses in Ukraine due to escalation of Russian offensive*	6(i)	39	—	—
Charges/(reversals) in respect of assets held-for-sale*	6(j)	235	—	(195)
(Credits)/ charges in respect of Romania and Brazil other taxes*	6(k)	(15)	449	49
Marketing costs in operating expenses	6(l)	1,092	1,111	1,152
Exchange differences		13	11	17
Hedge ineffectiveness within operating profit		11	5	(12)
Expenses relating to short-term leases		8	8	13
Expenses relating to leases of low-value assets		1	1	1
Auditor’s remuneration	6(m)	31	30	29
Note:
*Recognised and reported as an adjusting item. In addition to these captions, as set out in note 6(d), certain litigation costs are treated as adjusting items.

	Note	US$m	2025 £m	US$m	2024 £m	US$m	2023 £m
Opening MSA and SSA liability	25	1,904	1,520	2,279	1,788	2,637	2,193
Settlement expense	31	2,037	1,543	2,160	1,689	2,516	2,023
Cash paid	31	(2,140)	(1,622)	(2,535)	(1,983)	(2,874)	(2,311)
Difference on exchange		—	(103)	—	26	—	(117)
Closing MSA and SSA liability	25	1,801	1,338	1,904	1,520	2,279	1,788

Summary of Auditor"s Remuneration

	2025 £m	2024 £m	2023 £m
Auditor’s remuneration
Total expense for audit services :
- fees to KPMG LLP for Parent Company and Group audit	9.0	12.0	11.4
- fees to KPMG LLP and associates for audit of the accounts of subsidiaries	13.2	9.6	9.4
Total audit fees expense - KPMG LLP and associates	22.2	21.6	20.8
Audit fees expense to other firms	0.1	0.1	0.2
Total audit fees expense	22.3	21.7	21.0
Fees to KPMG LLP and associates for other services:
–audit related assurance services	7.1	6.8	6.9
–other assurance services	1.4	0.7	0.9
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes	0.1	0.3	0.2
–other non-audit services	—	—	—
	8.6	7.8	8.0